COMMITMENTS AND CONTINGENCIES - Future Payments for Commitments (Details) $ in Millions	Sep. 30, 2026 CAD ($)
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 45,893
Real Estate	763
Obligation to Fund HCML	326
Other Long-Term Commitments	1,621
Total Commitments	48,603
Remainder of Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	670
Real Estate	16
Obligation to Fund HCML	26
Other Long-Term Commitments	447
Total Commitments	1,159
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,596
Real Estate	65
Obligation to Fund HCML	97
Other Long-Term Commitments	206
Total Commitments	2,964
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,714
Real Estate	68
Obligation to Fund HCML	56
Other Long-Term Commitments	175
Total Commitments	3,013
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	3,349
Real Estate	70
Obligation to Fund HCML	43
Other Long-Term Commitments	128
Total Commitments	3,590
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	3,069
Real Estate	70
Obligation to Fund HCML	43
Other Long-Term Commitments	125
Total Commitments	3,307
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	33,495
Real Estate	474
Obligation to Fund HCML	61
Other Long-Term Commitments	540
Total Commitments	$ 34,570